Material Accounting Policy Information (Details) - Schedule of Straight-Line Method Over the Estimated Useful Life of the Asset	12 Months Ended
Dec. 31, 2023
Machinery and equipment [Member]
Material Accounting Policy Information (Details) - Schedule of Straight-Line Method Over the Estimated Useful Life of the Asset [Line Items]
Machinery and equipment	6 – 10 years (primarily 10)
Leasehold improvements and furniture [Member] | Bottom of Range [Member]
Material Accounting Policy Information (Details) - Schedule of Straight-Line Method Over the Estimated Useful Life of the Asset [Line Items]
Estimated useful life	7 years
Leasehold improvements and furniture [Member] | Top of Range [Member]
Material Accounting Policy Information (Details) - Schedule of Straight-Line Method Over the Estimated Useful Life of the Asset [Line Items]
Estimated useful life	14 years
Computers and programs [Member]
Material Accounting Policy Information (Details) - Schedule of Straight-Line Method Over the Estimated Useful Life of the Asset [Line Items]
Estimated useful life	3 years